Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation
Schedule of the Company's option activity

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
		Price Per	Term	Value
	Options	Share	(in years)	(in thousands)
Outstanding as of December 31, 2023	5,096,086	$9.68	8.5	$15,033
Granted	2,902,385	$11.68
Exercised	(72,201)	$8.26		$333
Forfeited or expired	(255,362)	$10.23
Outstanding, vested and expected to vest as of December 31, 2024	7,670,908	$9.59	8.2	$1,777
Exercisable as of December 31, 2024	6,565,317	$9.31	8.0	$1,777

Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
		Price Per	Term	Value
	Options	Share	(in years)	(in thousands)
Outstanding as of December 31, 2023	—	$—	—	$—
Granted	1,880,680	$10.19
Forfeited or expired	(92,800)	$10.19
Outstanding, vested and expected to vest as of December 31, 2024	1,787,880	$10.19	9.3	$—
Exercisable as of December 31, 2024	—	$—	—	$—

Schedule of various significant assumptions used to estimate the fair value of stock options

	Year Ended December 31,
	2024	2023
Expected term (in years)	5.8 – 6.1	5.8 – 6.6
Volatility	103.65% – 109.78%	97.65% – 102.54%
Risk-free interest rate	3.47% – 4.48%	3.66% – 4.77%
Dividend yield	0.00%	0.00%

Schedule of activity for the Company's early exercisable shares

		Weighted-
		Average
	Number of	Exercise Price
	Shares	Per Share
Unvested as of December 31, 2022	663,930	$5.36
Early exercised	18,469	$9.48
Vested	(340,502)	$5.65
Repurchased	(14,797)	$4.36
Unvested as of December 31, 2023	327,100	$5.33
Early exercised	25,034	$8.84
Vested	(205,451)	$5.62
Unvested as of December 31, 2024	146,683	$5.53

Schedule of the stock-based compensation expense granted to employees and non- employees

The following table summarizes stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$10,110	$4,745
General and administrative	9,347	3,880
Total stock-based compensation expense	$19,457	$8,625

The following table summarizes the stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss by award type for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Stock options	$19,399	$8,553
Restricted stock awards	58	72
Total stock-based compensation expense	$19,457	$8,625